Current and deferred income tax (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Deferred income tax assets and liabilities	$ 51,375	$ (32,516)	$ (40,378)	$ 3,188
Deferred income tax assets	235,073	166,983
Deferred income tax liabilities	(183,698)	(199,499)
Tax Credits On Net Operating Losses [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	228,283	127,016
Uncertain Income Tax Treatments [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities	(17,292)	(10,980)
Environmentalliabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	18,407	15,764
Asset Retirement Obligations [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	25,492	18,175
Inventory Provisions [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	10,850	10,569
Tax Labor And Civil Provisions [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	9,588	8,882
Provision For Employee Benefits [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	7,319	7,099
Revaluation Of Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	111	754
Others Deferred Income Tax Assets [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	16,938	12,144
Capitalized Interest [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities	(23,060)	(10,504)
Foreign Exchange Gains [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities	(26,766)	(25,542)
Depreciation Amortization And Asset Impairment [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities	(178,410)	(178,041)
Other Deferred Income Tax Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities	$ (20,085)	$ (7,852)